PRINCIPAL ACCOUNTING POLICIES - Inventory and Accounts receivable (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 10,314	¥ 69,600	$ 10,621
Accounts receivable
Provision for credit losses	19,400	¥ 14,100
GPS devices
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 10,200